Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INVESTMENT INCOME
Interest income	$ 17,849		$ 69,030		$ 133,904
EXPENSES
Brokerage fees	4,133,321		9,353,028		13,307,993
Management fees	1,431,344		2,127,948		3,384,253
Incentive fees	719,326		0		0
Administrative fees	534,640		0		0
Ongoing placement agent fee	534,640		0		0
Total Expenses	7,353,271		11,480,976		16,692,246
Management fee waived	0		0		(83,982)
Net Expenses	7,353,271		11,480,976		16,608,264
NET INVESTMENT LOSS	(7,335,422)		(11,411,946)		(16,474,360)
Trading profit (loss):
Net realized	22,532,708		7,217,969		(6,219,265)
Net change in unrealized	(620,720)		2,267,134		(9,809,697)
Total Trading Results	21,773,211		9,944,758		(19,787,603)
NET INCOME (LOSS)	14,437,789		(1,467,188)		(36,261,963)
Net Income (Loss) Allocation
Limited Partners	14,253,756		(1,451,095)		(35,829,461)
General Partner	184,033		(16,093)		(432,502)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 2.52	[1]	$ (0.16)	[1]	$ (2.94)	[1]
General Partner (in dollars per unit)	$ 2.52	[1]	$ (0.16)	[1]	$ (2.94)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	6,923,660.693		9,350,648.660		12,156,580.269
Blackwater Investment Fund [Member]
Trading profit (loss):
Net realized income (loss) on investment	668,573		396,051		(4,657,167)
Net change in unrealized appreciation (depreciation) on investment	(807,350)		63,604		898,526
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
INVESTMENT INCOME
Interest income	2,318		9,149		17,704
EXPENSES
Brokerage fees	459,790		958,464		1,345,522
Management fees	205,572		346,230		547,886
Incentive fees	240,978		165,296		0
Administrative fees	54,524		0		0
Ongoing placement agent fee	68,155		0		0
Total Expenses	1,029,019		1,469,990		1,893,408
NET INVESTMENT LOSS	(1,026,701)		(1,460,841)		(1,875,704)
Trading profit (loss):
Net realized	0		444,474		(199,068)
Net change in unrealized	0		(43,205)		133,331
Total Trading Results	2,934,226		974,510		(1,940,726)
NET INCOME (LOSS)	1,907,525		(486,331)		(3,816,430)
Net Income (Loss) Allocation
Limited Partners	1,885,964		(479,900)		(3,769,861)
General Partner	21,561		(6,431)		(46,569)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 1.10	[1]	$ (0.18)	[1]	$ (1.06)	[1]
General Partner (in dollars per unit)	$ 1.10	[1]	$ (0.18)	[1]	$ (1.06)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	1,991,023.150		2,774,112.516		3,584,790.785
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Trading profit (loss):
Net realized income (loss) on investment	(405,824)		(551,662)		(488,412)
Net change in unrealized appreciation (depreciation) on investment	562,331		(23,816)		52,939
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Trading profit (loss):
Net realized income (loss) on investment	2,258,243		1,188,237		(44,139)
Net change in unrealized appreciation (depreciation) on investment	519,476		(39,518)		123,978
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Trading profit (loss):
Net realized income (loss) on investment	0		0		(2,033,985)
Net change in unrealized appreciation (depreciation) on investment	0		0		514,630
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
INVESTMENT INCOME
Interest income	19,055		78,343		153,597
EXPENSES
Brokerage fees	4,378,408		10,576,864		15,124,033
Management fees	1,984,202		3,176,170		4,610,705
Administrative fees	571,137		0		0
Ongoing placement agent fee	571,137		0		0
Total Expenses	7,504,884		13,753,034		19,734,738
NET INVESTMENT LOSS	(7,485,829)		(13,674,691)		(19,581,141)
Trading profit (loss):
Net realized	21,564,894		1,840,569		(2,747,878)
Net change in unrealized	(859,897)		4,101,078		(3,850,545)
Total Trading Results	20,704,997		5,941,647		(6,598,423)
NET INCOME (LOSS)	13,219,168		(7,733,044)		(26,179,564)
Net Income (Loss) Allocation
Limited Partners	13,077,451		(7,644,502)		(25,885,258)
General Partner	141,717		(88,542)		(294,306)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 3.70	[1]	$ (1.28)	[1]	$ (3.48)	[1]
General Partner (in dollars per unit)	$ 3.70	[1]	$ (1.28)	[1]	$ (3.48)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,702,032.014		6,392,736.584		8,177,824.370
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
INVESTMENT INCOME
Interest income	7,178		28,668		57,466
EXPENSES
Brokerage fees	1,724,317		3,855,868		5,825,816
Management fees	312,606		1,753,124		2,647,299
Incentive fees	53,508		0		0
Administrative fees	194,376		0		0
Ongoing placement agent fee	194,376		0		0
Total Expenses	2,479,183		5,608,992		8,473,115
NET INVESTMENT LOSS	(2,472,005)		(5,580,324)		(8,415,649)
Trading profit (loss):
Total Trading Results	3,176,271		2,879,322		(2,231,528)
NET INCOME (LOSS)	704,266		(2,701,002)		(10,647,177)
Net Income (Loss) Allocation
Limited Partners	677,750		(2,668,922)		(10,517,888)
General Partner	26,516		(32,080)		(129,289)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.02)	[1]	$ (0.61)	[1]	$ (1.77)	[1]
General Partner (in dollars per unit)	$ (0.02)	[1]	$ (0.61)	[1]	$ (1.77)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	3,243,727.489		4,582,116.588		6,273,402.856
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Trading profit (loss):
Net realized income (loss) on investment	20,180,635		559,473		(429,295)
Net change in unrealized appreciation (depreciation) on investment	(18,299,332)		981,916		(687,951)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Trading profit (loss):
Net realized income (loss) on investment	(26,049)		5,825		(25,751)
Net change in unrealized appreciation (depreciation) on investment	1,252,383		1,092,727		(1,252,834)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Trading profit (loss):
Net realized income (loss) on investment	11,573		22,738		3,838
Net change in unrealized appreciation (depreciation) on investment	$ 57,061		$ 216,643		$ 160,465

[1]	Based on change in net asset value per Unit.